EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

18. EARNINGS PER SHARE

Under ASC 260, Earnings per Share, entities that have issued securities other than common stock that participate in dividends with common stock (i.e., participating securities) are required to apply the two-class method to compute earnings per share (“EPS”). The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. The dilutive effect of each participating security is calculated using the more dilutive of the following approaches:

●	The treasury stock method, reverse treasury stock method, if-converted method or contingently issuable share method, as applicable, provided a participating security or second class of common stock is a potential common share

●	The two-class method, assuming a participating security or second class of common stock is not exercised or converted

Prior to December 31, 2022, the Company had participating shares as RSUs granted until the end of 2019 had the right to participate in dividends. The last of these RSUs vested during 2022. For the year-ended December 31, 2020, the Company utilized the more punitive of the treasury stock method or two-class method to determine dilutive earnings per share. For the years-ended December 31, 2022, and 2021, the Company utilized only the treasury stock method. For the December 31, 2022, computation, there were no participating securities outstanding. For the December 31, 2021, computation, participating securities do not participate in losses and thus the two-class method was not applicable.

Years ended December 31, 2022, December 31, 2021, and December 31, 2020

The following tables provides a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the years ended December 31, 2022, December 31, 2021, and December 31, 2020 (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Year ended December 31, 2022, Weighted Average Ordinary Shares Outstanding
December 31, 2021	Beginning Balance		91,366,235
February 23, 2022	Restricted Stock Vesting	32,868	28,005
March 16, 2022	Restricted Stock Vesting	279,493	222,063
March 17, 2022	Restricted Stock Vesting	74,000	58,592
March 18, 2022	Restricted Stock Vesting	242,727	191,522
March 19, 2022	Restricted Stock Vesting	316,775	249,081
July 1, 2022	WDVGE - NESR ordinary share consideration	1,650,000	827,260
August 14, 2022	Restricted Stock Vesting	50,654	19,290
December 31, 2022	Ending Balance		92,962,048

Date	Transaction Detail	Change in Shares	Year ended December 31, 2021, Weighted Average Ordinary Shares Outstanding
December 31, 2020	Beginning Balance		87,777,553
June 1, 2020	SAPESCO - NESR ordinary share consideration (issued January 14, 2021) (1)	2,237,000	2,237,000
December 31, 2020	SAPESCO - Additional Earn-Out Shares (issued January 14, 2021) (2)	145,039	145,039
February 23, 2021	Restricted Stock Vesting	87,905	74,900
March 16, 2021	Restricted Stock Vesting	316,781	251,689
March 18, 2021	Restricted Stock Vesting	288,329	227,503
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020) (3)	150,434	150,434
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021) (3)	113,215	85,299
June 8, 2021	SAPESCO - Customer Receivables Earn-Out Shares (contingency resolved and issued both on June 8, 2021) (3)	2,962	1,672
August 14, 2021	Restricted Stock Vesting	242,017	92,166
November 19, 2021	Restricted Stock Vesting	5,000	575
December 31, 2021	Ending Balance		91,043,830

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021, pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021, issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
(3)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 266,611 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.

Date	Transaction Detail	Change in Shares	Year ended December 31, 2020, Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	242,307
June 1, 2020	NESR ordinary share consideration to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	1,307,973
August 14, 2020	Restricted stock vesting	282,332	107,224
December 31, 2020	Contingently issuable shares to be issued in SAPESCO transaction (Note 5) (2)	295,473	808
December 31, 2020	Ending Balance		88,845,601

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 295,473 shares, relating primarily to the expected 2021 issuance of Additional Earn-Out Shares and Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied as of December 31, 2020.

	December 31, 2022			December 31, 2021			December 31, 2020 (As restated, Note 4)
	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$(36,420)	92,962,048	$(0.39)	$(64,568)	91,043,830	$(0.71)	$16,555	88,845,601	$0.19
Restricted stock units		-			-			272,275
Antidilution sequencing - subtotal	(36,420)	92,962,048	(0.39)	(64,568)	91,043,830	(0.71)	16,555	89,117,876	0.19
Decrease/(increase) in the fair value of the warrants							$(557)
35,540,380 Public Warrants @ $5.75 per half share		-			-
Diluted EPS - ordinary shares	$(36,420)	92,962,048	$(0.39)	$(64,568)	91,043,830	$(0.71)	$15,998	89,117,876	$0.18

For the years ended December 31, 2022 and 2021, both potentially dilutive restricted stock units and public warrants had no impact on the determination of dilutive earnings per share as these potential ordinary shares were antidilutive as the Company reported net losses for both annual periods.

For the year ended December 31, 2020, warrants that could be converted into as many as 35,540,380 ordinary shares were excluded from common shares as they were antidilutive based on the average share-price during the for the year. In addition to these warrants, the Company also had 1,724,832 restricted stock units excluded from common shares for the year ended December 31, 2020, as they were also assumed repurchased through the impact of unrecognized share-based compensation cost.